Investments, Debt and Derivatives - Schedule of Reconciliation of Cash Fows from Financing Activities (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Cash Fows from Financing Activities [Line Items]
Balance at beginning	$ 898	$ 931
Proceeds from borrowings, net of fees paid		2
Repayment of debt	(29)	(88)
Interest paid	(78)	(75)
Interest and fee accruals	80	78
Lease additions, disposals, impairment and modifications	76	106
Foreign currency translation	(42)	(38)
Other non-cash movements	(11)	(18)
Balance at ending	894	898
Bonds and Interest Accrued on Bonds [Member]
Schedule of Reconciliation of Cash Fows from Financing Activities [Line Items]
Balance at beginning	602	630
Proceeds from borrowings, net of fees paid
Repayment of debt
Interest paid	(25)	(26)
Interest and fee accruals	26	28
Lease additions, disposals, impairment and modifications
Foreign currency translation	(12)	(30)
Other non-cash movements
Balance at ending	591	602
Loan from Parent [Member]
Schedule of Reconciliation of Cash Fows from Financing Activities [Line Items]
Balance at beginning	4	61
Proceeds from borrowings, net of fees paid		2
Repayment of debt		(60)
Interest paid		(2)
Interest and fee accruals		2
Lease additions, disposals, impairment and modifications
Foreign currency translation
Other non-cash movements	(4)	1
Balance at ending		4
Lease Liability [Member]
Schedule of Reconciliation of Cash Fows from Financing Activities [Line Items]
Balance at beginning	281	227
Proceeds from borrowings, net of fees paid
Repayment of debt	(29)	(28)
Interest paid	(53)	(47)
Interest and fee accruals	54	48
Lease additions, disposals, impairment and modifications	76	106
Foreign currency translation	(30)	(8)
Other non-cash movements	(5)	(17)
Balance at ending	294	281
Put Option Liability [Member]
Schedule of Reconciliation of Cash Fows from Financing Activities [Line Items]
Balance at beginning	11	13
Proceeds from borrowings, net of fees paid
Repayment of debt
Interest paid
Interest and fee accruals
Lease additions, disposals, impairment and modifications
Foreign currency translation
Other non-cash movements	(2)	(2)
Balance at ending	$ 9	$ 11